Note 1 - Nature of the Business and Basis of Preparation (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended	6 Months Ended
	May 31, 2018	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Mar. 14, 2017
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Proceeds from Issuance of Common Stock		$ 14,000	$ 14,000	$ 50,505
Shares Issued, Price Per Share						$ 20
Private Placement [Member]
Stock Issued During Period, Shares, New Issues	739,095
Proceeds from Issuance of Common Stock	$ 20,000
Shares Issued, Price Per Share	$ 27.06